Taxation - Movement of Deferred Tax Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ 262,255	¥ 367,884	¥ 344,165
Additions (reductions), net of foreign exchange impacts	(80,242)	(105,629)	23,719
Balance at end of the year	¥ 182,013	¥ 262,255	¥ 367,884